                                  UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07119

                      Morgan Stanley Global Utilities Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
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(Address of principal executive offices)                              (Zip code)

                               Amy Doberman, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     ---------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 2/28

Date of reporting period: 7/1/06 - 6/30/07

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07119
Reporting Period: 07/01/2006 - 06/30/2007
Morgan Stanley Global Utilities Fund

===================== MORGAN STANLEY GLOBAL UTILITIES FUND =====================

ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.

Ticker:       ALSK           Security ID:  01167P101
Meeting Date: JUL 24, 2006   Meeting Type: Annual
Record Date:  JUN 7, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Liane J. Pelletier         For       For        Management
1.2   Elect Director Brian D. Rogers            For       For        Management
1.3   Elect Director John M. Egan               For       For        Management
1.4   Elect Director Patrick Pichette           For       For        Management
1.5   Elect Director Gary R. Donahee            For       For        Management
1.6   Elect Director Edward J. Hayes, Jr.       For       For        Management
1.7   Elect Director Annette Jacobs             For       For        Management
1.8   Elect Director David Southwell            For       For        Management
2     Ratify Auditors                           For       For        Management

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AT&T INC

Ticker:       T              Security ID:  00206R102
Meeting Date: JUL 21, 2006   Meeting Type: Special
Record Date:  JUN 1, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management

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BELLSOUTH CORP.

Ticker:       BLS            Security ID:  079860102
Meeting Date: JUL 21, 2006   Meeting Type: Special
Record Date:  JUN 1, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management

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DUKE ENERGY CORP.

Ticker:       DUK            Security ID:  26441C105
Meeting Date: OCT 24, 2006   Meeting Type: Annual
Record Date:  AUG 25, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Roger Agnelli              For       For        Management
1.2   Elect Director Paul M. Anderson           For       For        Management
1.3   Elect Director William Barnet, III        For       For        Management
1.4   Elect Director G. Alex Bernhardt, Sr.     For       For        Management
1.5   Elect Director Michael G. Browning        For       For        Management
1.6   Elect Director Phillip R. Cox             For       For        Management
1.7   Elect Director William T. Esrey           For       For        Management
1.8   Elect Director Ann Maynard Gray           For       For        Management
1.9   Elect Director James H. Hance, Jr.        For       For        Management
1.10  Elect Director Dennis R. Hendrix          For       For        Management
1.11  Elect Director Michael E.J. Phelps        For       Withhold   Management
1.12  Elect Director James T. Rhodes            For       For        Management
1.13  Elect Director James E. Rogers            For       For        Management
1.14  Elect Director Mary L. Schapiro           For       For        Management
1.15  Elect Director Dudley S. Taft             For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Ratify Auditors                           For       For        Management

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FPL GROUP, INC.

Ticker:       FPL            Security ID:  302571104
Meeting Date: DEC 15, 2006   Meeting Type: Annual
Record Date:  OCT 25, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Sherry S. Barrat           For       For        Management
1.2   Elect Director Robert M. Beall, II        For       For        Management
1.3   Elect Director J. Hyatt Brown             For       For        Management
1.4   Elect Director James L. Camaren           For       For        Management
1.5   Elect Director J. Brian Ferguson          For       For        Management
1.6   Elect Director Lewis Hay, III             For       For        Management
1.7   Elect Director Rudy E. Schupp             For       For        Management
1.8   Elect Director Michael H. Thaman          For       For        Management
1.9   Elect Director Hansel E. Tookes, II       For       For        Management
1.10  Elect Director Paul R. Tregurtha          For       For        Management
2     Ratify Auditors                           For       For        Management

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MOBILE TELESYSTEMS OJSC

Ticker:       MBT            Security ID:  607409109
Meeting Date: OCT 30, 2006   Meeting Type: Special
Record Date:  SEP 14, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Meeting Procedures; Elect Meeting For       Did Not    Management
      Chairman                                            Vote
2     Approve Charter in New Edition            For       Did Not    Management
                                                          Vote
3     Approve Regulations on Management in New  For       Did Not    Management
      Edition                                             Vote
4     Approve Regulations on Board of Directors For       Did Not    Management
      in New Edition                                      Vote
5     Approve Regulations on General Director   For       Did Not    Management
      in New Edition                                      Vote
6     Approve Regulations on General Meetings   For       Did Not    Management
      in New Edition                                      Vote
7     Approve Reorganization Re: Acquisition of For       Did Not    Management
      OJSC ReKom                                          Vote
8     Approve Reorganization Re: Acquisition of For       Did Not    Management
      CJSC Telekot                                        Vote
9     Amend Charter Re: Acquisition of OJSC     For       Did Not    Management
      ReKom and OJSC Telekot                              Vote
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Global Utilities Fund
              ------------------------------------

By (Signature and Title):

                                      /s/ Ronald E. Robison
                 ---------------------------------------------------------------
                 President and Principal Executive Officer - Office of the Funds

Date August 28, 2007

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